Goodwill and Other Intangible Assets - Narrative (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Goodwill, gross	$ 45,200,000,000	$ 45,100,000,000
Finite-lived intangible asset, useful life	11 years
Amortization expense for finite-lived intangible assets	5,400,000,000	5,800,000,000	5,500,000,000
Animal Health [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Goodwill, impaired, accumulated impairment loss	536,000,000	536,000,000
Indefinite Lived Brands [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	34.00%
Indefinite Lived Brands [Member] | Consumer Healthcare [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	66.00%
In Process Research And Development [Member] | Specialty Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	10.00%
In Process Research And Development [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	20.00%
In Process Research And Development [Member] | Primary Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	12.00%
In Process Research And Development [Member] | Animal Health [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	3.00%
In Process Research And Development [Member] | Worldwide Research and Development [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	55.00%
Developed Technology Rights [Member] | In Process Research And Development [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Goodwill, gross	160,000,000
Developed Technology Rights [Member] | Prevenar 13 Adult and Vyndagel [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Goodwill, gross	$ 2,300,000,000
Developed Technology Rights [Member] | Specialty Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	66.00%
Developed Technology Rights [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	19.00%
Developed Technology Rights [Member] | Primary Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	13.00%
Developed Technology Rights [Member] | Animal Health [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	1.00%
Developed Technology Rights [Member] | Oncology [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	1.00%
Brands [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	24.00%
Brands [Member] | Animal Health [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	12.00%
Brands [Member] | Consumer Healthcare [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	64.00%